Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants [Line Items]
Expected volatility of the token prices (%)		99.26%	123.69%
Risk-free interest rate (%)		0.65%	2.00%
Expected life of warrant (years)		10 years	10 years
Exercise price (in Dollars per share)		$ 3.133	$ 0.98
Bottom of range [member]
Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants [Line Items]
Expected volatility of the token prices (%)		65.00%
Expected life of warrant (years)	[1]	3 months
Exercise price (in Dollars per share)		$ 0.01
Top of range [member]
Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants [Line Items]
Expected volatility of the token prices (%)		99.30%
Expected life of warrant (years)	[1]	4 years
Exercise price (in Dollars per share)		$ 0.90

[1]	INX Token warrant granted with no expiration date were valued as the INX Token fair value.